Average Annual Total Returns - Administrative Class - PIMCO Income Portfolio	Administrative 1 Year	Administrative Since Inception	Administrative Inception Date	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	6.51%	6.25%	Apr. 29, 2016	7.51%	4.00%